Research Collaboration Agreements (Narrative) (Details) - USD ($)	1 Months Ended
	Aug. 31, 2012	Sep. 24, 2011	Aug. 31, 2007	May. 31, 2006	Dec. 31, 2011
Noble Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock				16,667
Exercise price of warrants issued				$ 240.00
Noble Research Program Agreement [Member]
Collaboration Agreements [Line Items]
Funding of research expenses				$ 3,800,000
Collaboration agreement date				Jul. 31, 2012
Noble Research Program Agreement [Member] | Collaboration Agreement July Thirty One Twenty Thirteen [Member]
Collaboration Agreements [Line Items]
Funding of research expenses	$ 82,700			$ 82,700
Collaboration agreement date	Jul. 31, 2013			Jul. 31, 2013
Noble Research Program Agreement [Member] | Collaboration Agreement July Thirty One Twenty Fourteen [Member]
Collaboration Agreements [Line Items]
Funding of research expenses	$ 85,300			$ 85,300
Collaboration agreement date	Jul. 31, 2014			Jul. 31, 2014
Sponsored Research and Intellectual Property Rights Agreement [Member]
Collaboration Agreements [Line Items]
Funding of research expenses			$ 5,100,000
Agreement expiry date		Sep. 23, 2026
Sponsored Research and Intellectual Property Rights Agreement [Member] | Texas A and M University System Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock			8,333
Exercise price of warrants issued			$ 240.00
Ip Rights Agreement [Member]
Collaboration Agreements [Line Items]
Agreement expiry date		Sep. 23, 2026
Ip Rights Agreement [Member] | Texas A and M University System Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock					8,333
Exercise price of warrants issued					$ 114.40